Taxation (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Taxation [Abstract]
Deferred income tax expense
Deferred income tax gain	261,394	17,453
Total income tax (expense)/gain	SFr 261,394	SFr 17,453